Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Supplement [Text Block]	cik0001217286_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2010 Fund

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated November 29, 2011

to the Prospectus dated November 1, 2011

Effective immediately, the Average Annual Total Returns table on page 9 of the statutory prospectus is hereby deleted and replaced with the table below:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
	Past 1 Year	Life of Fund (since 5/15/06)[1]
Class R2	11.28%	4.25%
S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	10.84	4.36
LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)	11.19	4.12

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

R2 Shares | JPMorgan SmartRetirement 2010 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.28%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2006
R2 Shares | JPMorgan SmartRetirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001217286_SupplementTextBlock

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2010 Fund

(Class R2 Shares)

(a series of JPMorgan Trust I)

Supplement dated November 29, 2011

to the Prospectus dated November 1, 2011

Effective immediately, the Average Annual Total Returns table on page 9 of the statutory prospectus is hereby deleted and replaced with the table below:

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
	Past 1 Year	Life of Fund (since 5/15/06)[1]
Class R2	11.28%	4.25%
S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	10.84	4.36
LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)	11.19	4.12

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
R2 Shares | JPMorgan SmartRetirement 2010 Fund | S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.84%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
R2 Shares | JPMorgan SmartRetirement 2010 Fund | LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.19%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.12%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006

[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.